Investment in Marketable Securities - RealD	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investment in Marketable Securities - RealD

9. Investment in Marketable Securities – RealD

Under its license agreement with RealD, during 2010 and 2011, the Company earned an aggregate of 1,222,780 options to purchase shares of common stock upon installation of a certain number of 3-D systems as outlined in the license agreement. Upon vesting in these options, the Company recorded an investment in RealD with an offset to deferred lease incentive liability. During March 2011, the Company exercised all of its options to purchase shares of common stock in RealD for $0.00667 per share.

The Company accounts for its investment in RealD as a marketable security. The Company has determined that its RealD shares are available-for-sale securities in accordance with ASC Topic 320-10-35-1, therefore unrealized holding gains and losses are reported as a component of accumulated other comprehensive loss until realized.

As of March 31, 2013, the Company owned 1,222,780 shares in RealD, with an estimated fair value of $15,896, which is based on the closing price of RealD’s common stock on March 28, 2012, and falls under Level 1 of the U.S. GAAP fair value hierarchy as defined by ASC Topic 820-10-35. During the three months ended March 31, 2013, the Company recorded an unrealized holding gain of approximately $2,189, before taxes, as a component of accumulated other comprehensive loss on the condensed consolidated balance sheet.

Below is a summary of changes in the Company’s investment in RealD for the three months ended March 31, 2013:

Investment in
RealD
Balance as of January 1, 2013	$13,707
Unrealized holding gain	2,189

Balance as of March 31, 2013	$15,896

6. INVESTMENT IN REALD

The Company licenses 3-D systems from RealD. Under its license agreement with RealD, the Company earned options to purchase shares of RealD common stock as it installed a certain number of 3-D systems as outlined in the license agreement. During 2010, the Company earned a total of 1,085,828 options to purchase shares of common stock in RealD. Upon vesting in these options, the Company recorded a total investment in RealD of approximately $18,909, which represented the estimated aggregate fair value of the options, with an offset to deferred lease incentive liability. The fair value of the RealD options in which the company vested during the year ended December 31, 2010, as discussed above, was determined using the quoted market price of RealD’s stock adjusted for the lock-up period to which the Company was subject until January 2011, which fell under Level 2 of the U.S. GAAP fair value hierarchy as defined by ASC Topic 820-10-35.

During January, February and March 2011, the Company vested in an additional 136,952 RealD options in the aggregate by reaching additional target levels, as outlined in the license agreement. Upon vesting in these additional options, the Company recorded an increase in its investment in RealD and its deferred lease incentive liability of approximately $3,402, which represented the estimated fair value of the RealD options. The fair value measurements were based upon RealD’s quoted stock prices on the dates of vesting. These fair value measurements fall under Level 1 of the U.S. GAAP fair value hierarchy as defined by ASC Topic 820-10-35.

During March 2011, the Company exercised all of its options to purchase shares of common stock in RealD for $0.00667 per share. The Company accounts for its investment in RealD as a marketable security. The Company has determined that its RealD shares are available-for-sale securities in accordance with ASC Topic 320-10-35-1, therefore unrealized holding gains and losses are reported as a component of accumulated other comprehensive loss until realized. The deferred lease incentive liability recorded as a result of the option vesting events discussed above is reflected in other long-term liabilities on the consolidated balance sheets and is being amortized over the term of the license agreement, which is approximately seven and one-half years. The license agreement has a remaining term of approximately six years.

During the year ended December 31, 2011, the Company recognized an other-than-temporary impairment on its investment in RealD due to the length of time and extent to which RealD’s quoted stock price had been below the Company’s basis in the stock. As a result of the other-than-temporary impairment, the Company reclassified approximately $12,610, which represented cumulative net unrealized holding losses, from accumulated other comprehensive loss to earnings.

As of December 31, 2012, the Company owned 1,222,780 shares in RealD, with an estimated fair value of $13,707. The fair value of the RealD shares was determined based upon the quoted price of RealD’s common stock on December 31, 2012, which falls under Level 1 of the U.S. GAAP fair value hierarchy as defined by ASC Topic 820-10-35. During the years ended December 31, 2010, 2011 and 2012, the Company recorded a pre-tax unrealized holding gain (loss) of approximately $9,084, $(21,694) and $3,998, respectively, as a component of accumulated other comprehensive loss.

Below is a rollforward of the Company’s investment in RealD from January 2010 through December 31, 2012:

Balance as of January 1, 2010	$—
Fair value of options earned	18,909
Unrealized holding gain	9,084

Balance as of December 31, 2010	$27,993
Fair value of options earned	3,402
Exercise of options at $0.00667 per share	8
Unrealized holding loss	(21,694)

Balance as of December 31, 2011	$9,709
Unrealized holding gain	3,998

Balance as of December 31, 2012	$13,707